Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis at Dec. 31, 2017					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$15,263	$—	$—	$—	$15,263
U.S. government agencies	—	908	—	—	908
Sovereign debt/sovereign guaranteed	9,919	2,638	—	—	12,557
State and political subdivisions	—	2,957	—	—	2,957
Agency RMBS	—	23,819	—	—	23,819
Non-agency RMBS	—	487	—	—	487
Other RMBS	—	149	—	—	149
Commercial MBS	—	1,360	—	—	1,360
Agency commercial MBS	—	8,762	—	—	8,762
CLOs	—	2,909	—	—	2,909
Other asset-backed securities	—	1,043	—	—	1,043
Money market funds (b)	963	—	—	—	963
Corporate bonds	—	1,255	—	—	1,255
Other debt securities	—	3,491	—	—	3,491
Foreign covered bonds	—	2,529	—	—	2,529
Non-agency RMBS (c)	—	1,091	—	—	1,091
Total available-for-sale securities	26,145	53,398	—	—	79,543
Trading assets:
Debt and equity instruments (b)	1,344	1,910	—	—	3,254
Derivative assets not designated as hedging:
Interest rate	9	6,430	—	(5,075)	1,364
Foreign exchange	—	5,104	—	(3,720)	1,384
Equity and other contracts	—	70	—	(50)	20
Total derivative assets not designated as hedging	9	11,604	—	(8,845)	2,768
Total trading assets	1,353	13,514	—	(8,845)	6,022
Other assets:
Derivative assets designated as hedging:
Interest rate	—	278	—	—	278
Foreign exchange	—	45	—	—	45
Total derivative assets designated as hedging	—	323	—	—	323
Other assets (d)	144	170	—	—	314
Other assets measured at NAV (d)					154
Total other assets	144	493	—	—	791
Subtotal assets of operations at fair value	27,642	67,405	—	(8,845)	86,356
Percentage of assets of operations prior to netting	29%	71%	—%
Assets of consolidated investment management funds	322	409	—	—	731
Total assets	$27,964	$67,814	$—	$(8,845)	$87,087
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2017					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt and equity instruments	$1,128	$80	$—	$—	$1,208
Derivative liabilities not designated as hedging:
Interest rate	4	6,349	—	(5,495)	858
Foreign exchange	—	5,067	—	(3,221)	1,846
Equity and other contracts	—	153	—	(81)	72
Total derivative liabilities not designated as hedging	4	11,569	—	(8,797)	2,776
Total trading liabilities	1,132	11,649	—	(8,797)	3,984
Long-term debt (b)	—	367	—	—	367
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	534	—	—	534
Foreign exchange	—	266	—	—	266
Total other liabilities – derivative liabilities designated as hedging	—	800	—	—	800
Subtotal liabilities of operations at fair value	1,132	12,816	—	(8,797)	5,151
Percentage of liabilities of operations prior to netting	8%	92%	—%
Liabilities of consolidated investment management funds	1	1	—	—	2
Total liabilities	$1,133	$12,817	$—	$(8,797)	$5,153
Percentage of total liabilities prior to netting	8%	92%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Assets measured at fair value on a recurring basis at Dec. 31, 2016					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$14,307	$—	$—	$—	$14,307
U.S. government agencies	—	359	—	—	359
Sovereign debt/sovereign guaranteed	66	12,423	—	—	12,489
State and political subdivisions	—	3,378	—	—	3,378
Agency RMBS	—	22,736	—	—	22,736
Non-agency RMBS	—	638	—	—	638
Other RMBS	—	513	—	—	513
Commercial MBS	—	928	—	—	928
Agency commercial MBS	—	6,449	—	—	6,449
CLOs	—	2,598	—	—	2,598
Other asset-backed securities	—	1,727	—	—	1,727
Equity securities	3	—	—	—	3
Money market funds (b)	842	—	—	—	842
Corporate bonds	—	1,396	—	—	1,396
Other debt securities	—	1,961	—	—	1,961
Foreign covered bonds	1,876	265	—	—	2,141
Non-agency RMBS (c)	—	1,357	—	—	1,357
Total available-for-sale securities	17,094	56,728	—	—	73,822
Trading assets:
Debt and equity instruments (b)	240	2,013	—	—	2,253
Derivative assets not designated as hedging:
Interest rate	4	7,583	—	(6,047)	1,540
Foreign exchange	—	6,104	—	(4,172)	1,932
Equity and other contracts	—	46	—	(38)	8
Total derivative assets not designated as hedging	4	13,733	—	(10,257)	3,480
Total trading assets	244	15,746	—	(10,257)	5,733
Other assets:
Derivative assets designated as hedging:
Interest rate	—	415	—	—	415
Foreign exchange	—	369	—	—	369
Total derivative assets designated as hedging	—	784	—	—	784
Other assets (d)	268	73	—	—	341
Other assets measured at NAV (d)					214
Total other assets	268	857	—	—	1,339
Subtotal assets of operations at fair value	17,606	73,331	—	(10,257)	80,894
Percentage of assets of operations prior to netting	19%	81%	—%
Assets of consolidated investment management funds	464	767	—	—	1,231
Total assets	$18,070	$74,098	$—	$(10,257)	$82,125
Percentage of total assets prior to netting	20%	80%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2016					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt and equity instruments	$349	$236	$—	$—	$585
Derivative liabilities not designated as hedging:
Interest rate	4	7,629	—	(6,634)	999
Foreign exchange	—	6,103	—	(3,363)	2,740
Equity and other contracts	—	115	—	(50)	65
Total derivative liabilities not designated as hedging	4	13,847	—	(10,047)	3,804
Total trading liabilities	353	14,083	—	(10,047)	4,389
Long-term debt (b)	—	363	—	—	363
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	545	—	—	545
Foreign exchange	—	52	—	—	52
Total other liabilities – derivative liabilities designated as hedging	—	597	—	—	597
Subtotal liabilities of operations at fair value	353	15,043	—	(10,047)	5,349
Percentage of liabilities of operations prior to netting	2%	98%	—%
Liabilities of consolidated investment management funds	3	312	—	—	315
Total liabilities	$356	$15,355	$—	$(10,047)	$5,664
Percentage of total liabilities prior to netting	2%	98%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2017					Dec. 31, 2016
	Total carrying value (b)	Ratings (a)				Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Non-agency RMBS, originated in:
2007	$40	—%	—%	—%	100%	$58	—%	—%	—%	100%
2006	81	—	—	—	100	98	—	—	—	100
2005	142	19	3	17	61	180	23	5	9	63
2004 and earlier	224	4	3	34	59	302	5	3	24	68
Total non-agency RMBS	$487	7%	2%	21%	70%	$638	9%	3%	14%	74%
Commercial MBS - Domestic, originated in:
2009-2017	$1,309	94%	6%	—%	—%	$674	84%	16%	—%	—%
2008	—	—	—	—	—	14	100	—	—	—
2007	—	—	—	—	—	190	71	29	—	—
2006	—	—	—	—	—	3	7	93	—	—
Total commercial MBS - Domestic	$1,309	94%	6%	—%	—%	$881	81%	19%	—%	—%
Foreign covered bonds:
Canada	$1,659	100%	—%	—%	—%	$1,320	100%	—%	—%	—%
Australia	265	100	—	—	—	40	100	—	—	—
Netherlands	178	100	—	—	—	160	100	—	—	—
United Kingdom	103	100	—	—	—	280	100	—	—	—
Other	324	100	—	—	—	341	100	—	—	—
Total foreign covered bonds	$2,529	100%	—%	—%	—%	$2,141	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$130	81%	19%	—%	—%	$379	90%	10%	—%	—%
Netherlands	71	—	100	—	—	125	100	—	—	—
Ireland	—	—	—	—	—	58	—	—	100	—
Total European floating rate notes - available-for-sale	$201	53%	47%	—%	—%	$562	83%	7%	10%	—%
Sovereign debt/sovereign guaranteed:
United Kingdom	$3,052	100%	—%	—%	—%	$3,209	100%	—%	—%	—%
France	2,046	100	—	—	—	1,998	100	—	—	—
Spain	1,635	—	—	100	—	1,749	—	—	100	—
Germany	1,586	100	—	—	—	1,347	100	—	—	—
Italy	1,292	—	—	100	—	1,130	—	—	100	—
Netherlands	1,027	100	—	—	—	1,061	100	—	—	—
Ireland	843	—	100	—	—	736	—	100	—	—
Belgium	803	100	—	—	—	1,005	100	—	—	—
Other (c)	273	50	—	—	50	254	71	—	—	29
Total sovereign debt/sovereign guaranteed	$12,557	69%	7%	23%	1%	$12,489	70%	6%	23%	1%
Non-agency RMBS (d), originated in:
2007	$311	—%	—%	—%	100%	$387	—%	—%	—%	100%
2006	306	—	—	—	100	391	—	—	—	100
2005	365	1	1	1	97	437	—	2	1	97
2004 and earlier	109	2	2	23	73	142	2	2	17	79
Total non-agency RMBS (d)	$1,091	—%	1%	3%	96%	$1,357	—%	1%	2%	97%

(a)	Represents ratings by S&P or the equivalent.

(b)
At Dec. 31, 2017 and Dec. 31, 2016, foreign covered bonds and sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(c)	Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $136 million at Dec. 31, 2017 and $73 million at Dec. 31, 2016.

(d)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Unobservable Input Reconciliation of Assets and Liabilities Measured on a Recurring Basis
The table below includes a roll forward of the balance sheet amount for the year ended Dec. 31, 2016 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs
(in millions)	Loans
Fair value at Dec. 31, 2015	$—
Transfers into Level 3	19
Total gains for the period included in earnings (a)	2
Purchases, issuances and sales:
Purchases	113
Issuances	1
Sales	(135)
Fair value at Dec. 31, 2016	$—
Change in unrealized gains for the period included in earnings for assets held at the end of the reporting period	$—

(a)	Reported in investment and other income.

Assets Measured at Fair Value on Nonrecurring Basis
The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2017 and Dec. 31, 2016, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2017 and Dec. 31, 2016.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2017				Total carrying value

(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$73	$6	$79
Other assets (b)	—	4	—	4
Total assets at fair value on a nonrecurring basis	$—	$77	$6	$83

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2016				Total carrying value

(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$84	$7	$91
Other assets (b)	—	4	—	4
Total assets at fair value on a nonrecurring basis	$—	$88	$7	$95

(a)
During the years ended Dec. 31, 2017 and Dec. 31, 2016, the fair value of these loans decreased $1 million and $2 million, respectively, based on the fair value of the underlying collateral based on guidance in ASC 310, Receivables, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods - see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.

Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.

Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Level 1 securities include U.S. Treasury securities and certain sovereign debt securities.

If quoted market prices are not available for identical assets, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans, including our term loan program, is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits consist of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The estimated fair value of interest-bearing time deposits is determined using discounted cash flow analysis. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value, due to the demand feature of the payables to customers and broker-dealers, and is classified as Level 2 within the valuation hierarchy.

Commercial paper

The estimated fair value of our commercial paper is based on discount and duration of the commercial paper. Our commercial paper matures within 397 days from date of issue and is not redeemable prior to maturity or subject to voluntary prepayment. Our commercial paper is included in Level 2 of the valuation hierarchy.

Borrowings

Borrowings primarily consist of borrowings from the FHLB, overdrafts of sub-custodian account balances in our Investment Services businesses and accrued interest payable. The estimated fair value of borrowings from the FHLB is considered equal to book value, due to the short duration to maturity and is classified as Level 2 within the valuation hierarchy. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts and is included as Level 2 within the valuation hierarchy. Overdrafts are typically repaid within two days. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.

Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy.

The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2017 and Dec. 31, 2016, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$91,510	$—	$91,510	$91,510
Interest-bearing deposits with banks	—	11,982	—	11,982	11,979
Federal funds sold and securities purchased under resale agreements	—	28,135	—	28,135	28,135
Securities held-to-maturity	11,365	29,147	—	40,512	40,827
Loans (a)	—	60,219	—	60,219	60,082
Other financial assets	5,382	1,244	—	6,626	6,626
Total	$16,747	$222,237	$—	$238,984	$239,159
Liabilities:
Noninterest-bearing deposits	$—	$82,716	$—	$82,716	$82,716
Interest-bearing deposits	—	160,042	—	160,042	161,606
Federal funds purchased and securities sold under repurchase agreements	—	15,163	—	15,163	15,163
Payables to customers and broker-dealers	—	20,184	—	20,184	20,184
Commercial paper	—	3,075	—	3,075	3,075
Borrowings	—	2,931	—	2,931	2,931
Long-term debt	—	27,789	—	27,789	27,612
Total	$—	$311,900	$—	$311,900	$313,287

(a)	Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$58,041	$—	$58,041	$58,041
Interest-bearing deposits with banks	—	15,091	—	15,091	15,086
Federal funds sold and securities purchased under resale agreements	—	25,801	—	25,801	25,801
Securities held-to-maturity	11,173	29,496	—	40,669	40,905
Loans (a)	—	62,829	—	62,829	62,564
Other financial assets	4,822	1,112	—	5,934	5,934
Total	$15,995	$192,370	$—	$208,365	$208,331
Liabilities:
Noninterest-bearing deposits	$—	$78,342	$—	$78,342	$78,342
Interest-bearing deposits	—	141,418	—	141,418	143,148
Federal funds purchased and securities sold under repurchase agreements	—	9,989	—	9,989	9,989
Payables to customers and broker-dealers	—	20,987	—	20,987	20,987
Borrowings	—	960	—	960	960
Long-term debt	—	24,184	—	24,184	24,100
Total	$—	$275,880	$—	$275,880	$277,526

(a)	Does not include the leasing portfolio.

Summary of the Carrying Amount, Notional Amount and Unrealized Gain (Loss) of Hedged Financial Instruments
The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge
			Unrealized
(in millions)			Gain	(Loss)
Dec. 31, 2017
Securities available-for-sale	$12,307	$12,365	$102	$(301)
Long-term debt	23,821	23,950	175	(233)
Dec. 31, 2016
Securities available-for-sale	$9,184	$9,233	$83	$(342)
Long-term debt	20,511	20,450	330	(203)